Leases - Schedule of Undiscounted Cash Flows Used in Calculating the Operating Lease Liabilities and Amounts to be Received under the Sublease (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
Operating Lease Payments, 2020 (excluding the nine months ended September 30, 2020)	$ 1,221	$ 2,892
Operating Lease Payments, 2021	5,919	5,945
Operating Lease Payments, 2022	6,123	6,123
Operating Lease Payments, 2023	6,307	6,307
Operating Lease Payments, 2024	6,496	6,496
Operating Lease Payments, Thereafter	34,978	34,978
Operating Lease Payments, Total undiscounted cash flows	61,044	62,741
Operating Lease Payments, Less: Amounts representing interest	(22,164)	(24,744)
Operating Lease Payments, Present value of lease liabilities	38,880	37,997
Sublease Receipts, 2020 (excluding the nine months ended September 30, 2020)	313	625
Sublease Receipts, 2021	1,273	1,273
Sublease Receipts, 2022	483	483
Sublease Receipts, Total undiscounted cash flows	2,069	2,381
Net Operating Lease Payments, 2020 (excluding the nine months ended September 30, 2020)	908	2,267
Net Operating Lease Payments, 2021	4,646	4,672
Net Operating Lease Payments, 2022	5,640	5,640
Net Operating Lease Payments, 2023	6,307	6,307
Net Operating Lease Payments, 2024	6,496	6,496
Net Operating Lease Payments, Thereafter	34,978	34,978
Net Operating Lease Payments, Total undiscounted cash flows	$ 58,975	$ 60,360